Delaware Investments
A member of Lincoln Financial Group

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 2-13017
1940 Act File No. 811-750

May 7, 2003

Filed via EDGAR (CIK #0000027574)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 2-13017
     DELAWARE GROUP EQUITY FUNDS II
     DELAWARE DECATUR EQUITY INCOME FUND
     DELAWARE DIVERSIFIED VALUE FUND
     DELAWARE GROWTH AND INCOME FUND
     DELAWARE SOCIAL AWARENESS FUND
     ____________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 121, the most recent Post-Effective Amendment of Delaware Group Equity Funds II. Post-Effective Amendment No. 121 was filed electronically with the Commission on April 30, 2003 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor
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David P. O'Connor
Vice President/
Associate General Counsel/
Assistant Secretary